Note 13 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	2,403,004	$149.19
Granted	587,000	171.43
Exercised	(453,814)	136.70
Shares issuable under options - December 31, 2025	2,536,190	$156.57	3.1	$11,634
Options exercisable - End of period	982,754	$150.43	1.4	$6,133

Stock Options Exercised [Table Text Block]
2025

Number of options exercised	453,814

Aggregate fair value	$84,988
Intrinsic value	22,953
Amount of cash received	62,035

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2025

Risk free rate	4.3%
Expected life in years	4.77
Expected volatility	28.2%
Dividend yield	0.6%

Weighted average fair value per option granted	$53.41